Nuveen Senior Income Fund
Portfolio of Investments April 30, 2023
(Unaudited)
NSL
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
LONG-TERM INVESTMENTS - 165.9%   (100.0% of Total Investments)
X 277,218,832 VARIABLE RATE SENIOR LOAN INTERESTS - 135.8% (81.9% of Total Investments) (2)
X 277,218,832
Aerospace & Defense - 1.1% (0.7% of Total Investments)
$ 676 TransDigm, Inc., Term Loan H 8.148% SOFR90A 3.250% 2/22/27 Ba3 $ 677,885
1,588 TransDigm, Inc., Term Loan I 8.148% SOFR90A 3.250% 8/24/28 Ba3 1,588,504
Total Aerospace & Defense 2,266,389
Automobile Components - 1.0% (0.6% of Total Investments)
78 Adient US LLC, Term Loan B 8.268% 1-Month LIBOR 3.250% 4/08/28 BB+ 78,426
515 Clarios Global LP, Term Loan
, (WI/DD)
TBD TBD TBD TBD B+ 514,784
1,268 Clarios Global LP, Term Loan
B
8.275% 1-Month LIBOR 3.250% 4/30/26 B+ 1,266,886
137 DexKo Global Inc., Term
Loan B
8.909% 3-Month LIBOR 3.750% 10/04/28 B2 130,491
Total Automobile Components 1,990,587
Beverages - 1.9% (1.1% of Total Investments)
606 Arterra Wines Canada, Inc.,
Term Loan
8.659% 3-Month LIBOR 3.500% 11/25/27 B 593,235
671 City Brewing Company, LLC,
Term Loan
8.760% 3-Month LIBOR 3.500% 4/05/28 CCC 278,848
843 Naked Juice LLC, Term Loan 8.248% SOFR90A 3.250% 1/20/29 B2 753,747
82 Naked Juice LLC, Term Loan,
Second Lien
10.998% SOFR90A 6.000% 1/20/30 CCC 63,330
1,122 Sunshine Investments B.V.,
Term Loan
9.011% SOFR90A 4.250% 5/05/29 B+ 1,115,875
1,077 Triton Water Holdings, Inc,
Term Loan
8.659% 3-Month LIBOR 3.500% 3/31/28 B 1,023,278
Total Beverages 3,828,313
Biotechnology - 1.1% (0.7% of Total Investments)
2,269 Grifols Worldwide
Operations USA, Inc., Term
Loan B
7.025% 1-Month LIBOR 2.000% 11/15/27 BB+ 2,211,793
Total Biotechnology 2,211,793
Broadline Retail - 0.2% (0.1% of Total Investments)
247 Belk, Inc., Term Loan 12.458% 1-Month LIBOR 7.500% 7/31/25 CCC 210,412
1,217 Belk, Inc., Term Loan , (cash
5.000%, PIK 8.000%)
13.000% 3-Month LIBOR 13.000% 7/31/25 C 200,731
Total Broadline Retail 411,143
Building Products - 1.7% (1.0% of Total Investments)
1,704 Chamberlain Group Inc,
Term Loan B
8.275% 1-Month LIBOR 3.250% 10/22/28 B 1,657,153
229 Cornerstone Building
Brands, Inc., Term Loan B
8.240% TSFR1M 3.250% 4/12/28 B 207,890
1,041 Quikrete Holdings, Inc., Term
Loan, First Lien
7.650% 1-Month LIBOR 2.625% 1/31/27 Ba2 1,036,439
330 Standard Industries Inc.,
Term Loan B
7.329% TSFR1M 2.250% 9/22/28 BBB- 329,122
177 Zurn Holdings, Inc., Term
Loan B
7.025% 1-Month LIBOR 2.000% 10/04/28 BB+ 177,399
Total Building Products 3,408,003

Nuveen Senior Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NSL
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Capital Markets - 0.4% (0.2% of Total Investments)
$ 770 Motion Finco Sarl, Term Loan
B1 , (DD1)
8.409% 3-Month LIBOR 3.250% 11/04/26 B $ 760,618
Total Capital Markets 760,618
Chemicals - 3.1% (1.9% of Total Investments)
317 ASP Unifrax Holdings Inc,
Term Loan B
8.909% 3-Month LIBOR 3.750% 12/12/25 BB 293,031
94 Avient Corporation, Term
Loan B
8.295% SOFR90A 3.250% 8/29/29 BB+ 94,788
712 Axalta Coating Systems
Dutch Holding B B.V, Term
Loan B
8.068% SOFR90A 3.000% 12/08/29 BBB- 715,507
299 Diamond (BC) B.V., Term
Loan B
7.952% SOFR30A +
SOFR90A
2.750% 9/29/28 Ba3 299,370
843 Discovery Purchaser
Corporation, Term Loan
9.284% TSFR3M 4.375% 8/03/29 B- 809,088
500 H.B. Fuller Company, Term
Loan B
7.482% SOFR30A 2.500% 2/08/30 BBB- 503,283
250 INEOS Quattro Holdings UK
Ltd, Term Loan
8.832% SOFR30A 3.750% 3/03/30 BB 250,000
391 INEOS Styrolution US
Holding LLC, Term Loan B
7.847% 1-Month LIBOR 2.750% 1/29/26 BB+ 389,457
900 Ineos US Finance LLC, Term
Loan B
8.568% SOFR90A 3.500% 2/09/30 BB 899,249
84 Kraton Corporation, Term
Loan
8.544% SOFR90A 3.250% 3/15/29 BB 84,158
110 Starfruit Finco B.V, Term Loan 8.990% SOFR90A 4.000% 3/03/28 B+ 109,862
733 Starfruit Finco B.V, Term
Loan B
7.895% SOFR90A 2.750% 10/01/25 BB- 731,474
1,114 Trinseo Materials Operating
S.C.A., Term Loan , (DD1)
7.025% 1-Month LIBOR 2.000% 9/09/24 Ba2 1,100,626
Total Chemicals 6,279,893
Commercial Services & Supplies - 3.0% (1.8% of Total Investments)
714 Amentum Government
Services Holdings LLC, Term
Loan
8.764% SOFR90A 4.000% 2/07/29 B 687,803
339 Anticimex International AB,
Term Loan B1
8.453% 3-Month LIBOR 3.500% 11/16/28 B 336,315
662 Covanta Holding
Corporation, Term Loan B
7.496% SOFR30A 2.500% 11/30/28 Ba1 660,215
50 Covanta Holding
Corporation, Term Loan C
7.496% SOFR30A 2.500% 11/30/28 Ba1 49,479
433 Garda World Security
Corporation, Term Loan B
9.296% SOFR30A 4.250% 10/30/26 BB+ 432,672
1,019 GFL Environmental Inc.,
Term Loan
8.145% SOFR30A 3.000% 5/31/27 BB- 1,020,689
1,312 Prime Security Services
Borrower, LLC, Term Loan ,
(DD1)
7.608% 3-Month LIBOR 2.750% 9/23/26 BB- 1,311,546
298 Vertical US Newco Inc, Term
Loan B
8.602% 6-Month LIBOR 3.500% 7/31/27 B+ 290,970
947 West Corporation, Term
Loan B3
9.068% SOFR90A 4.000% 4/10/27 B1 855,340
481 WIN Waste Innovations
Holdings, Inc., Term Loan B
7.847% SOFR30A 2.750% 3/25/28 B 458,576
Total Commercial Services & Supplies 6,103,605

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Communications Equipment - 2.0% (1.2% of Total Investments)
$ 161 Avaya, Inc., Term Loan B (5) 9.090% 1-Month LIBOR 4.250% 12/15/27 D $ 38,640
1,247 CommScope, Inc., Term
Loan B , (DD1)
8.275% 1-Month LIBOR 3.250% 4/04/26 B1 1,158,839
1,227 Delta TopCo, Inc., Term
Loan B
8.656% TSFR3M 3.750% 12/01/27 B2 1,176,688
258 EOS Finco Sarl, Term Loan 10.909% TSFR3M 6.000% 8/03/29 B 256,975
856 MLN US HoldCo LLC, Term
Loan
11.782% TSFR3M 6.700% 10/18/27 CCC+ 491,875
1,473 MLN US HoldCo LLC, Term
Loan, First Lien
9.557% 3-Month LIBOR 4.500% 11/30/25 CCC- 406,826
1,004 Riverbed Technology,
Inc., Exit Term Loan , (cash
7.000%, PIK 2.000%)
1.000% 3 + 12 Month
LIBOR
1.000% 12/07/26 Caa3 313,913
248 ViaSat, Inc., Term Loan 9.597% SOFR30A 4.500% 3/04/29 BB+ 241,519
Total Communications Equipment 4,085,275
Construction & Engineering - 0.6% (0.4% of Total Investments)
107 Aegion Corporation, Term
Loan
9.775% 1-Month LIBOR 4.750% 5/17/28 B 104,992
613 Centuri Group, Inc, Term
Loan B
7.489% 1 + 3 Month
LIBOR
2.500% 8/27/28 Ba2 609,249
358 Osmose Utilities Services,
Inc., Term Loan
8.275% 1-Month LIBOR 3.250% 6/22/28 B 347,595
216 Pike Corporation, Term Loan
B
8.097% 1-Month LIBOR 3.000% 1/21/28 Ba3 215,647
Total Construction & Engineering 1,277,483
Consumer Finance - 0.8% (0.5% of Total Investments)
1,722 Fleetcor Technologies
Operating Company, LLC,
Term Loan B4
6.775% 1-Month LIBOR 1.750% 4/30/28 BB+ 1,706,566
Total Consumer Finance 1,706,566
Consumer Staples Distribution & Retail - 0.6% (0.4% of Total Investments)
949 US Foods, Inc., Term Loan B
, (DD1)
7.025% 1-Month LIBOR 2.000% 9/13/26 BB 947,772
370 US Foods, Inc., Term Loan B 7.775% 1-Month LIBOR 2.750% 11/22/28 BB 370,708
Total Consumer Staples Distribution & Retail 1,318,480
Containers & Packaging - 2.5% (1.5% of Total Investments)
867 Berry Global, Inc., Term
Loan Z
6.640% 1-Month LIBOR 1.750% 7/01/26 BBB- 866,497
611 Charter NEX US, Inc., Term
Loan
8.847% SOFR30A 3.750% 12/01/27 B 603,921
1,104 Clydesdale Acquisition
Holdings Inc, Term Loan B
9.257% SOFR30A 4.175% 3/30/29 B 1,080,607
41 Klockner-Pentaplast of
America, Inc., Term Loan B
10.129% SOFR180A 4.750% 2/09/26 B2 37,491
492 Reynolds Group Holdings
Inc. , Term Loan B , (DD1)
8.347% SOFR30A 3.250% 9/24/28 B+ 488,284
599 Reynolds Group Holdings
Inc. , Term Loan B2
8.347% SOFR30A 3.250% 2/05/26 B+ 598,118
1,493 TricorBraun Holdings, Inc.,
Term Loan
8.275% 1-Month LIBOR 3.250% 3/03/28 B2 1,459,556
Total Containers & Packaging 5,134,474
Diversified Consumer Services - 0.6% (0.4% of Total Investments)
333 GT Polaris, Inc., Term Loan 9.023% 1-Month LIBOR 3.750% 9/24/27 BB- 309,673
1,073 Spin Holdco Inc., Term Loan 8.986% 3-Month LIBOR 4.000% 3/04/28 B- 888,606
Total Diversified Consumer Services 1,198,279

Nuveen Senior Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NSL
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Diversified Financial Services - 0.0% (0.0% of Total Investments)
$ 894 Ditech Holding Corporation,
Term Loan (5)
0.000% N/A N/A 12/19/22 N/R $ 53,656
Total Diversified Financial Services 53,656
Diversified Telecommunication Services - 3.3% (2.0% of Total Investments)
581 Altice France S.A., Term Loan
B12
8.948% 3-Month LIBOR 3.688% 1/31/26 B2 561,406
2,874 Altice France S.A., Term Loan
B13
8.864% 3-Month LIBOR 4.000% 8/14/26 B2 2,795,658
865 CenturyLink, Inc., Term Loan
B
7.347% SOFR30A 2.250% 3/15/27 BB 591,494
634 Connect Finco Sarl, Term
Loan B
8.530% 1-Month LIBOR 3.500% 12/12/26 B+ 632,207
422 Cyxtera DC Holdings, Inc.,
Term Loan B
8.068% 3-Month LIBOR 3.000% 5/01/24 CCC+ 316,525
1,718 Frontier Communications
Corp., Term Loan B
8.813% 1-Month LIBOR 3.750% 10/08/27 BB+ 1,645,861
195 Zayo Group Holdings, Inc.,
Term Loan , (WI/DD)
TBD TBD TBD TBD B2 159,142
Total Diversified Telecommunication Services 6,702,293
Electric Utilities - 0.9% (0.5% of Total Investments)
530 ExGen Renewables IV, LLC,
Term Loan
7.460% 3-Month LIBOR 2.500% 12/15/27 BB- 528,930
294 Pacific Gas & Electric
Company, Term Loan
8.025% 1-Month LIBOR 3.000% 6/23/25 BB+ 293,701
970 Talen Energy Supply, LLC,
Term Loan B (5)
8.775% 1-Month LIBOR 3.750% 7/08/26 N/R 988,706
Total Electric Utilities 1,811,337
Electronic Equipment, Instruments & Components - 1.2% (0.7% of Total Investments)
669 II-VI Incorporated, Term
Loan B
7.847% SOFR30A 2.750% 7/01/29 BBB- 667,538
998 Ingram Micro Inc., Term
Loan B
8.659% 3-Month LIBOR 3.500% 7/02/28 BB+ 979,136
759 TTM Technologies, Inc., Term
Loan
7.348% 1-Month LIBOR 2.500% 9/28/24 BB+ 760,157
Total Electronic Equipment, Instruments & Components 2,406,831
Entertainment - 1.5% (0.9% of Total Investments)
871 AMC Entertainment
Holdings, Inc. , Term Loan B
7.946% 1-Month LIBOR 3.000% 4/22/26 B- 670,196
2,552 Crown Finance US, Inc., Term
Loan , (DD1)(5)
0.000% N/A N/A 2/28/25 D 471,158
294 Crown Finance US, Inc., Term
Loan (5)
0.000% N/A N/A 9/20/26 D 54,299
758 Diamond Sports Group, LLC,
Term Loan, Second Lien (5)
8.167% SOFR90A 3.250% 8/24/26 N/R 49,710
323 Lions Gate Capital Holdings
LLC, Term Loan B
7.275% 1-Month LIBOR 2.250% 3/24/25 Ba2 319,066
639 Springer Nature
Deutschland GmbH, Term
Loan B18
8.159% 3-Month LIBOR 3.000% 8/14/26 BB+ 639,725
167 Univision Communications
Inc., Term Loan C5
7.775% 1-Month LIBOR 2.750% 3/15/24 B+ 167,483
630 Virgin Media Bristol LLC,
Term Loan Q
8.198% 1-Month LIBOR 3.250% 1/31/29 BB+ 624,664
Total Entertainment 2,996,301

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Financial Services - 1.7% (1.1% of Total Investments)
$ 817 Avaya, Inc., Term Loan B2 (5) 8.840% 1-Month LIBOR 4.000% 12/15/27 D $ 206,294
1,002 Avolon TLB Borrower 1 (US)
LLC, Term Loan B3
6.703% 1-Month LIBOR 1.750% 1/15/25 Baa2 1,000,004
1,888 Avolon TLB Borrower 1 (US)
LLC, Term Loan B4
6.453% 1-Month LIBOR 1.500% 2/12/27 Baa2 1,860,394
489 Trans Union, LLC, Term Loan
B6
7.275% 1-Month LIBOR 2.250% 12/01/28 BBB- 489,045
Total Financial Services 3,555,737
Food Products - 1.1% (0.6% of Total Investments)
745 8th Avenue Food &
Provisions, Inc., Term Loan,
First Lien , (DD1)
8.775% 1-Month LIBOR 3.750% 10/01/25 CCC+ 660,907
411 CHG PPC Parent LLC, Term
Loan
8.063% 1-Month LIBOR 3.000% 12/08/28 B1 408,282
170 Froneri International Ltd.,
Term Loan
7.409% 3-Month LIBOR 2.250% 1/31/27 B+ 168,419
137 H Food Holdings LLC, Term
Loan B
8.712% 1-Month LIBOR 3.688% 5/31/25 B2 108,985
403 Sycamore Buyer LLC, Term
Loan B
7.347% SOFR30A 2.250% 7/22/29 BB+ 391,138
434 UTZ Quality Foods, LLC,
Term Loan B
8.097% SOFR30A 3.000% 1/20/28 B1 433,271
Total Food Products 2,171,002
Ground Transportation - 2.2% (1.4% of Total Investments)
228 Genesee & Wyoming Inc.
(New), Term Loan
6.998% SOFR90A 2.000% 12/30/26 BB+ 227,281
921 Hertz Corporation, (The),
Term Loan B , (DD1)
8.275% 1-Month LIBOR 3.250% 6/30/28 BB+ 919,818
176 Hertz Corporation, (The),
Term Loan C , (DD1)
8.275% 1-Month LIBOR 3.250% 6/30/28 BB+ 176,083
2,195 Uber Technologies, Inc.,
Term Loan B
7.870% TSFR3M 2.750% 3/03/30 Ba2 2,190,265
1,083 XPO Logistics, Inc., Term
Loan B
6.621% 1-Month LIBOR 1.750% 2/24/25 BBB- 1,082,626
Total Ground Transportation 4,596,073
Health Care Equipment & Supplies - 6.7% (4.0% of Total Investments)
3,913 Bausch & Lomb, Inc., Term
Loan
8.457% SOFR90A 3.250% 5/05/27 BB- 3,814,130
1,377 Carestream Health, Inc.,
Term Loan
12.498% SOFR90A 7.500% 9/30/27 B- 995,760
1,180 CNT Holdings I Corp, Term
Loan
8.459% SOFR90A 3.500% 11/08/27 B 1,169,819
204 Embecta Corp, Term Loan B 7.791% SOFR180A 3.000% 1/27/29 Ba3 201,882
396 ICU Medical, Inc., Term Loan
B
7.548% SOFR90A 2.500% 12/14/28 BBB- 392,905
6,013 Medline Borrower, LP, Term
Loan B
8.275% SOFR30A 3.250% 10/21/28 BB- 5,844,806
934 Viant Medical Holdings, Inc.,
Term Loan, First Lien
8.775% 1-Month LIBOR 3.750% 7/02/25 B3 879,910
446 Vyaire Medical, Inc., Term
Loan B
9.943% 3-Month LIBOR 4.750% 4/16/25 Caa1 322,773
Total Health Care Equipment & Supplies 13,621,985

Nuveen Senior Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NSL
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Health Care Providers & Services - 9.1% (5.5% of Total Investments)
$ 1,231 AHP Health Partners, Inc.,
Term Loan B
8.525% 1-Month LIBOR 3.500% 8/23/28 B1 $ 1,230,480
710 DaVita, Inc. , Term Loan B ,
(DD1)
6.847% 1-Month LIBOR 1.750% 8/12/26 BBB- 704,428
137 Element Materials
Technology Group US
Holdings Inc., Term Loan
9.248% SOFR90A 4.250% 4/12/29 B1 135,093
63 Element Materials
Technology Group US
Holdings Inc., Term Loan
9.248% SOFR90A 4.250% 4/12/29 B1 62,350
320 Gainwell Acquisition Corp.,
Term Loan B
8.998% SOFR90A 4.000% 10/01/27 BB- 308,752
300 Global Medical Response,
Inc., Term Loan , (DD1)
9.203% 2-Month LIBOR 4.250% 3/14/25 B3 186,267
2,063 Global Medical Response,
Inc., Term Loan B
9.236% 3-Month LIBOR 4.250% 10/02/25 B3 1,287,656
1,898 ICON Luxembourg S.A.R.L.,
Term Loan
7.410% SOFR90A 2.250% 7/01/28 BB+ 1,899,416
396 Medical Solutions Holdings,
Inc., Term Loan, First Lien
8.240% TSFR3M 3.250% 11/01/28 B1 382,537
629 National Mentor Holdings,
Inc., Term Loan
8.790% SOFR30A +
SOFR90A
3.750% 3/02/28 B- 484,557
12 National Mentor Holdings,
Inc., Term Loan C
8.748% SOFR90A 3.750% 3/02/28 B- 9,452
968 Onex TSG Intermediate
Corp., Term Loan B
10.057% 3-Month LIBOR 4.750% 2/26/28 B 870,081
3,531 Parexel International
Corporation, Term Loan, First
Lien
8.275% 1-Month LIBOR 3.250% 11/15/28 B1 3,475,941
1,051 Phoenix Guarantor Inc, Term
Loan B
8.275% 1-Month LIBOR 3.250% 3/05/26 B1 1,036,523
980 Phoenix Guarantor Inc, Term
Loan B3
8.525% 1-Month LIBOR 3.500% 3/05/26 B1 967,750
408 RegionalCare Hospital
Partners Holdings, Inc., Term
Loan B
9.023% 3-Month LIBOR 3.750% 11/16/25 B1 385,091
1,253 Select Medical Corporation,
Term Loan B
7.530% 1-Month LIBOR 2.500% 3/06/25 Ba2 1,251,805
2,418 Surgery Center Holdings,
Inc., Term Loan
8.698% 1-Month LIBOR 3.750% 8/31/26 B1 2,415,330
511 Team Health Holdings, Inc.,
Term Loan B
10.232% SOFR30A 5.250% 2/02/27 B- 335,945
766 Team Health Holdings, Inc.,
Term Loan, First Lien
7.775% 1-Month LIBOR 2.750% 2/06/24 B- 649,115
470 US Radiology Specialists,
Inc., Term Loan
10.332% SOFR30A 5.250% 12/15/27 B- 435,795
Total Health Care Providers & Services 18,514,364
Health Care Technology - 0.0% (0.0% of Total Investments)
3 Athenahealth, Inc., Term
Loan
8.464% SOFR30A 3.500% 1/27/29 B+ 2,563
22 Athenahealth, Inc., Term
Loan B
8.464% SOFR30A 3.500% 1/27/29 B+ 20,860
Total Health Care Technology 23,423

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Hotels, Restaurants & Leisure - 19.5% (11.8% of Total Investments)
$ 113 24 Hour Fitness Worldwide,
Inc., Exit Term Loan
18.953% 3-Month LIBOR 14.000% 9/29/26 Caa3 $ 59,465
252 24 Hour Fitness Worldwide,
Inc., Term Loan , (cash
0.220%, PIK 5.000%)
10.143% 3-Month LIBOR 5.000% 12/29/25 CCC- 22,393
293 Alterra Mountain Company,
Term Loan
8.525% 1-Month LIBOR 3.500% 8/17/28 B+ 293,149
51 Alterra Mountain Company,
Term Loan B1 , (DD1)
7.775% 1-Month LIBOR 2.750% 7/31/24 B+ 51,475
399 Aramark Services, Inc., Term
Loan B3
6.775% 1-Month LIBOR 1.750% 3/11/25 BB+ 398,022
5,276 B.C. Unlimited Liability
Company, Term Loan B4
6.775% 1-Month LIBOR 1.750% 11/19/26 BB+ 5,240,570
2,020 Caesars Entertainment Corp,
Term Loan B
8.332% SOFR30A 3.250% 1/25/30 Ba3 2,015,647
2,161 Carnival Corporation, Term
Loan B , (DD1)
8.025% 1-Month LIBOR 3.000% 6/30/25 Ba2 2,152,772
478 Carnival Corporation, Term
Loan B
8.275% 1-Month LIBOR 3.250% 10/18/28 BB- 470,300
1,170 Churchill Downs
Incorporated, Term Loan B1
7.082% 1-Month LIBOR 2.000% 3/17/28 BBB- 1,169,548
3,175 ClubCorp Holdings, Inc.,
Term Loan B
7.775% 1-Month LIBOR 2.750% 9/18/24 B2 3,008,872
2,116 Crown Finance US, Inc., Term
Loan , (DD1)
14.924% SOFR90A +
TSFR3M
10.000% 9/09/23 N/R 2,158,126
574 Crown Finance US, Inc., Term
Loan (6)
6.642% 3-Month LIBOR 3.000% 8/31/23 CCC+ 105,714
1,559 Equinox Holdings, Inc., Term
Loan, First Lien
8.159% 3-Month LIBOR 3.000% 3/08/24 Caa2 1,415,392
2,814 Fertitta Entertainment, LLC,
Term Loan B
8.982% SOFR30A 4.000% 1/27/29 B 2,743,498
465 Four Seasons Hotels Ltd,
Term Loan , (WI/DD)
TBD TBD TBD TBD BB+ 466,533
1,002 GVC Holdings (Gibraltar)
Limited, Term Loan B
8.299% SOFR90A +
SOFR180A +
TSFR3M
3.500% 10/31/29 Ba1 1,007,625
493 Hilton Grand Vacations
Borrower LLC, Term Loan B
8.025% 1-Month LIBOR 3.000% 8/02/28 BB+ 491,050
1,234 Hilton Worldwide Finance,
LLC, Term Loan B2
6.821% TSFR1M 1.750% 6/21/26 BBB- 1,233,931
3,360 IRB Holding Corp, Term
Loan B
8.082% SOFR30A 3.000% 12/15/27 B+ 3,311,321
628 Life Time Fitness Inc , Term
Loan B
9.775% 1-Month LIBOR 4.750% 12/15/24 B+ 628,415
109 Motion Finco Sarl, Term Loan
B2 , (DD1)
8.409% 3-Month LIBOR 3.250% 11/04/26 B 107,905
445 NASCAR Holdings, Inc, Term
Loan B
7.525% 1-Month LIBOR 2.500% 10/18/26 BBB- 446,260
548 PCI Gaming Authority, Term
Loan
7.525% 1-Month LIBOR 2.500% 5/31/26 BBB- 547,462
435 Penn National Gaming, Inc.,
Term Loan B
7.732% SOFR30A 2.750% 4/20/29 BB 434,153
507 Scientific Games Holdings
LP, Term Loan B
8.421% SOFR90A 3.500% 2/04/29 BB- 500,790
1,701 Scientific Games
International, Inc., Term Loan
7.981% SOFR30A 3.000% 4/07/29 BBB- 1,699,316
985 SeaWorld Parks &
Entertainment, Inc., Term
Loan B
8.063% 1-Month LIBOR 3.000% 8/25/28 BB 982,538
3,270 Stars Group Holdings B.V.
(The), Term Loan
7.409% 3-Month LIBOR 2.250% 7/10/25 BBB 3,271,844

Nuveen Senior Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NSL
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Hotels, Restaurants & Leisure (continued)
$ 811 Stars Group Holdings B.V.
(The), Term Loan B
8.410% SOFR90A 3.250% 7/04/28 BBB $ 813,143
1,430 Station Casinos LLC, Term
Loan B
7.280% 1-Month LIBOR 2.250% 2/08/27 BB- 1,417,821
491 Twin River Worldwide
Holdings, Inc., Term Loan B
8.198% 1-Month LIBOR 3.250% 10/01/28 BB+ 473,784
41 William Morris Endeavor
Entertainment, LLC, Term
Loan, First Lien
7.780% 1-Month LIBOR 2.750% 5/16/25 B+ 41,706
715 Wyndham Hotels & Resorts,
Inc., Term Loan B
6.775% 1-Month LIBOR 1.750% 5/30/25 BBB- 715,000
Total Hotels, Restaurants & Leisure 39,895,540
Household Durables - 0.8% (0.5% of Total Investments)
1,167 AI Aqua Merger Sub, Inc.,
Term Loan B, First Lien
8.616% SOFR30A +
SOFR90A
3.750% 7/30/28 B 1,138,310
560 Weber-Stephen Products
LLC, Term Loan B
8.332% SOFR30A + 1
Month LIBOR
3.250% 10/30/27 CCC+ 501,992
Total Household Durables 1,640,302
Household Products - 0.1% (0.1% of Total Investments)
319 Reynolds Consumer
Products LLC, Term Loan
6.832% SOFR30A 1.750% 2/04/27 BBB- 316,549
Total Household Products 316,549
Independent Power and Renewable Electricity Producers - 0.3% (0.2% of Total Investments)
590 Vistra Operations Company
LLC, Term Loan B3, First Lien
6.736% 1-Month LIBOR 1.750% 12/31/25 BBB- 588,868
Total Independent Power and Renewable Electricity Producers 588,868
Insurance - 5.5% (3.3% of Total Investments)
2,047 Acrisure, LLC, Term Loan B 8.525% 1-Month LIBOR 3.500% 2/15/27 B 1,961,746
573 Alliant Holdings
Intermediate, LLC, Term Loan
B4 , (DD1)
8.510% 1-Month LIBOR 3.500% 11/06/27 B 569,142
1,383 Alliant Holdings
Intermediate, LLC, Term
Loan B5
8.376% SOFR30A 3.500% 2/08/27 B 1,373,645
386 AmWINS Group, Inc., Term
Loan B
7.721% SOFR30A 2.750% 2/19/28 Ba3 385,252
156 Asurion LLC, Term Loan B4,
Second Lien
10.275% 1-Month LIBOR 5.250% 1/20/29 B 129,984
216 Asurion LLC, Term Loan B7 8.025% 1-Month LIBOR 3.000% 11/03/24 Ba3 215,679
1,302 Asurion LLC, Term Loan B8 8.275% 1-Month LIBOR 3.250% 12/23/26 Ba3 1,220,200
655 Asurion LLC, Term Loan B9 8.275% 1-Month LIBOR 3.250% 7/31/27 Ba3 607,202
380 Broadstreet Partners, Inc.,
Term Loan B , (DD1)
8.025% 1-Month LIBOR 3.000% 1/27/27 B 377,725
345 Broadstreet Partners, Inc.,
Term Loan B2
8.275% 1-Month LIBOR 3.250% 1/27/27 B 339,005
529 Hub International Limited,
Term Loan B
8.445% 3-Month LIBOR 3.250% 4/25/25 B 528,643
1,580 Hub International Limited,
Term Loan B
8.145% 1 + 3 Month
LIBOR
3.000% 4/25/25 B 1,578,707
190 Hub International Limited,
Term Loan B
8.765% SOFR90A 4.000% 11/10/29 B 189,386
268 Ryan Specialty Group, LLC,
Term Loan
8.082% SOFR30A 3.000% 9/01/27 BB- 268,069
1,577 USI, Inc., Term Loan 8.648% SOFR90A 3.750% 11/16/29 B1 1,575,648
Total Insurance 11,320,033

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Interactive Media & Services - 0.4% (0.3% of Total Investments)
$ 2,170 Rackspace Technology
Global, Inc., Term Loan B
7.595% 3-Month LIBOR 2.750% 2/09/28 B- $ 915,369
Total Interactive Media & Services 915,369
IT Services - 2.9% (1.8% of Total Investments)
709 Ahead DB Holdings, LLC,
Term Loan B
8.909% 3-Month LIBOR 3.750% 10/16/27 B+ 689,650
154 iQor US Inc., Exit Term Loan 12.525% 1-Month LIBOR 7.500% 11/19/24 B1 152,470
722 Peraton Corp., Term Loan B 8.832% 1-Month LIBOR 3.750% 2/01/28 BB- 708,278
675 Perforce Software, Inc., Term
Loan B
8.775% 1-Month LIBOR 3.750% 7/01/26 B2 631,433
1,866 Syniverse Holdings, Inc.,
Term Loan
11.898% SOFR90A 7.000% 5/10/29 B- 1,638,056
1,038 Tempo Acquisition LLC, Term
Loan B
7.982% SOFR30A 3.000% 8/31/28 BB- 1,038,980
717 WEX Inc., Term Loan 7.275% 1-Month LIBOR 2.250% 4/01/28 Ba2 716,435
375 World Wide Technology
Holding Co. LLC, Term Loan
8.153% TSFR1M 3.250% 2/23/30 BB 372,656
Total IT Services 5,947,958
Leisure Products - 0.9% (0.5% of Total Investments)
275 Hayward Industries, Inc.,
Term Loan
7.525% 1-Month LIBOR 2.500% 5/28/28 BB 267,831
339 SRAM, LLC , Term Loan B 7.775% 1-Month LIBOR 2.750% 5/18/28 BB- 334,139
1,170 Topgolf Callaway Brands
Corp., Term Loan B , (DD1)
8.582% SOFR30A 3.500% 3/09/30 B+ 1,170,550
Total Leisure Products 1,772,520
Life Sciences Tools & Services - 0.7% (0.4% of Total Investments)
191 Avantor Funding, Inc., Term
Loan B5
7.332% 1-Month LIBOR 2.250% 11/06/27 BB+ 191,606
870 Curia Global, Inc., Term Loan 8.848% SOFR30A +
SOFR90A
3.750% 8/30/26 B3 760,085
473 ICON Luxembourg S.A.R.L.,
Term Loan
7.126% SOFR90A 2.250% 7/01/28 BB+ 473,104
Total Life Sciences Tools & Services 1,424,795
Machinery - 2.4% (1.4% of Total Investments)
1,155 Ali Group North America
Corporation, Term Loan B
7.097% SOFR30A 2.000% 10/13/28 Baa3 1,152,112
725 Alliance Laundry Systems
LLC, Term Loan B
8.559% 3-Month LIBOR 3.500% 10/08/27 B 721,917
375 Chart Industries, Inc., Term
Loan B
8.740% TSFR1M 3.750% 12/08/29 Ba3 375,705
823 Gardner Denver, Inc., Term
Loan B2
6.832% SOFR30A 1.750% 2/28/27 BBB- 820,638
1,019 Gates Global LLC, Term Loan
B3
7.582% SOFR30A 2.500% 3/31/27 Ba3 1,016,873
260 Grinding Media Inc., Term
Loan B
9.075% SOFR90A + 1
Month LIBOR
4.000% 10/12/28 B 246,908
491 Madison IAQ LLC, Term Loan 8.302% 6-Month LIBOR 3.250% 6/21/28 B2 473,806
Total Machinery 4,807,959

Nuveen Senior Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NSL
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Media - 10.8% (6.5% of Total Investments)
$ 993 ABG Intermediate Holdings
2 LLC, Term Loan B1
8.582% SOFR30A 3.500% 12/21/28 B1 $ 980,218
160 ABG Intermediate Holdings
2 LLC, Term Loan, Second
Lien
11.082% SOFR30A 6.000% 12/20/29 CCC+ 148,800
229 Altice Financing SA, Term
Loan
9.986% TSFR3M 5.000% 10/31/27 B 225,327
246 Cable One, Inc., Term Loan
B4
7.025% 1-Month LIBOR 2.000% 5/03/28 BB+ 240,252
1,448 Cengage Learning, Inc.,
Term Loan B
9.880% 3-Month LIBOR 4.750% 7/14/26 B 1,416,175
653 Charter Communications
Operating, LLC, Term Loan
B2
6.721% SOFR30A 1.750% 2/01/27 BBB- 645,216
194 Checkout Holding Corp.,
First Out Term Loan
14.525% 1-Month LIBOR 7.500% 2/15/24 N/R 117,924
390 Checkout Holding Corp.,
Last Out Term Loan , (cash
2.000, PIK 9.500%)
8.762% 1-Month LIBOR 6.250% 8/15/23 N/R 24,189
3,782 Clear Channel Outdoor
Holdings, Inc., Term Loan B
8.807% 3-Month LIBOR 3.500% 8/21/26 B1 3,569,547
501 CSC Holdings, LLC, Term
Loan
7.198% 1-Month LIBOR 2.250% 1/15/26 B1 473,953
291 CSC Holdings, LLC, Term
Loan B1
7.198% 1-Month LIBOR 2.250% 7/17/25 B1 278,815
307 CSC Holdings, LLC, Term
Loan B5
7.448% 1-Month LIBOR 2.500% 4/15/27 B1 272,505
2,137 CSC Holdings, LLC, Term
Loan B6
9.390% TSFR1M 4.500% 1/18/28 B1 1,970,818
214 Cumulus Media New
Holdings Inc., Term Loan B
8.775% 1-Month LIBOR 3.750% 3/31/26 B 190,919
2,504 DirecTV Financing, LLC, Term
Loan
10.025% 1-Month LIBOR 5.000% 8/02/27 BBB- 2,410,268
350 Dotdash Meredith Inc, Term
Loan B
8.903% SOFR30A 4.000% 12/01/28 B+ 322,298
480 E.W. Scripps Company (The),
Term Loan B2
7.659% SOFR30A 2.563% 5/01/26 BB 466,962
1,322 Formula One Holdings
Limited., Term Loan B
8.232% SOFR30A 3.250% 1/15/30 BB+ 1,325,801
2,248 iHeartCommunications, Inc.,
Term Loan
8.025% 1-Month LIBOR 3.000% 5/01/26 BB- 1,948,108
9 LCPR Loan Financing LLC,
Term Loan B
8.698% 1-Month LIBOR 3.750% 10/15/28 BB+ 8,759
1,259 McGraw-Hill Global
Education Holdings, LLC,
Term Loan
9.797% 3 + 6 Month
LIBOR
4.750% 7/30/28 BB+ 1,216,488
84 Mission Broadcasting, Inc.,
Term Loan B
7.348% 1-Month LIBOR 2.500% 6/03/28 BBB- 83,434
182 Outfront Media Capital LLC,
Term Loan B
6.775% 1-Month LIBOR 1.750% 11/18/26 Ba1 180,427
250 Radiate Holdco, LLC, Term
Loan B , (WI/DD)
TBD TBD TBD TBD B3 207,657
422 Red Ventures LLC, Term
Loan B
7.982% SOFR30A 3.000% 2/23/30 BB- 417,409
150 Virgin Media Bristol LLC,
Term Loan Y
8.113% SOFR180A 3.250% 3/06/31 BB- 147,787
528 WideOpenWest Finance
LLC, Term Loan B
7.898% SOFR90A 3.000% 12/20/28 BB 523,029
2,274 Ziggo Financing Partnership,
Term Loan I , (DD1)
7.448% 1-Month LIBOR 2.500% 4/30/28 BB 2,236,089
Total Media 22,049,174

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Oil, Gas & Consumable Fuels - 4.1% (2.5% of Total Investments)
$ 635 BCP Renaissance Parent LLC,
Term Loan B3
8.398% SOFR90A 3.500% 10/31/26 B+ $ 631,574
600 Buckeye Partners, L.P., Term
Loan B
7.090% 1-Month LIBOR 2.250% 11/01/26 BBB- 599,515
217 EG America LLC, Term Loan 9.025% 1-Month LIBOR 4.000% 2/05/25 B- 210,727
1,355 Freeport LNG Investments,
LLLP, Term Loan A
8.250% 3-Month LIBOR 3.000% 11/16/26 N/R 1,313,466
1,402 Gulf Finance, LLC, Term Loan 11.770% SOFR30A +
TSFR1M
6.750% 8/25/26 B 1,361,600
205 M6 ETX Holdings II Midco
LLC, Term Loan B
9.546% SOFR30A 4.500% 8/11/29 BB 203,834
645 Oryx Midstream Services
Permian Basin LLC, Term
Loan
8.193% SOFR30A 3.250% 10/05/28 BB 639,066
1,334 QuarterNorth Energy
Holding Inc., Exit Term Loan,
Second Lien
13.025% 1-Month LIBOR 8.000% 8/27/26 B 1,331,216
657 TransMontaigne Operating
Company L.P., Term Loan B
8.517% 1-Month LIBOR 3.500% 11/05/28 BB- 651,506
1,056 Traverse Midstream Partners
LLC, Term Loan
8.865% SOFR90A +
TSFR3M
4.000% 9/27/24 B+ 1,046,648
350 Whitewater Whistler
Holdings, LLC, Term Loan B
8.148% SOFR90A 3.250% 1/25/30 BB+ 350,087
Total Oil, Gas & Consumable Fuels 8,339,239
Paper & Forest Products - 0.1% (0.0% of Total Investments)
141 Asplundh Tree Expert, LLC,
Term Loan B
6.775% 1-Month LIBOR 1.750% 9/04/27 BBB- 140,867
Total Paper & Forest Products 140,867
Passenger Airlines - 5.2% (3.1% of Total Investments)
1,117 AAdvantage Loyalty IP Ltd.,
Term Loan
10.000% 3-Month LIBOR 4.750% 4/20/28 Ba2 1,126,381
423 Air Canada, Term Loan B 8.369% 3-Month LIBOR 3.500% 8/11/28 Ba2 422,673
1,965 American Airlines, Inc., Term
Loan B , (DD1)
8.154% SOFR180A 2.750% 2/06/28 Ba3 1,914,784
744 American Airlines, Inc., Term
Loan, First Lien
8.260% SOFR90A + 6
Month LIBOR
2.625% 1/29/27 Ba3 725,594
2,157 Kestrel Bidco Inc., Term
Loan B
8.064% TSFR1M 3.000% 12/11/26 B+ 2,046,639
492 Mileage Plus Holdings LLC,
Term Loan B
10.213% 3-Month LIBOR 5.250% 6/20/27 Baa3 512,894
2,286 SkyMiles IP Ltd., Term Loan B 8.798% SOFR90A 3.750% 10/20/27 Baa1 2,371,885
1,470 United Airlines, Inc., Term
Loan B
8.770% 1-Month LIBOR 3.750% 4/21/28 Ba1 1,467,700
Total Passenger Airlines 10,588,550
Personal Care Products - 0.6% (0.3% of Total Investments)
284 Conair Holdings, LLC, Term
Loan B
8.909% 3-Month LIBOR 3.750% 5/17/28 B- 265,957
69 Coty Inc., Term Loan B 7.197% 1-Month LIBOR 2.250% 4/05/25 BB 68,881
563 Kronos Acquisition Holdings
Inc., Term Loan B , (DD1)
8.703% 3-Month LIBOR 3.750% 12/22/26 B2 550,417
289 Kronos Acquisition Holdings
Inc., Term Loan, First Lien
11.023% SOFR90A 6.000% 12/22/26 B2 285,652
Total Personal Care Products 1,170,907

Nuveen Senior Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NSL
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Pharmaceuticals - 4.1% (2.4% of Total Investments)
$ 449 Catalent Pharma Solutions
Inc., Term Loan B3
7.063% 1-Month LIBOR 2.000% 2/22/28 BBB- $ 446,419
443 Elanco Animal Health
Incorporated, Term Loan B
6.653% TSFR1M 1.750% 8/01/27 BB+ 431,586
3,221 Jazz Financing Lux S.a.r.l.,
Term Loan
8.525% 1-Month LIBOR 3.500% 5/05/28 BB+ 3,220,458
751 Mallinckrodt International
Finance S.A., Term Loan ,
(WI/DD)
TBD TBD TBD TBD B3 538,422
2,497 Mallinckrodt International
Finance S.A., Term Loan ,
(DD1)
10.198% 1-Month LIBOR 5.250% 9/30/27 B3 1,789,121
12 Mallinckrodt International
Finance S.A., Term Loan B ,
(DD1)(5)
10.198% 1-Month LIBOR 5.250% 9/24/24 B3 8,328
1,476 Organon & Co, Term Loan 7.986% 3-Month LIBOR 3.000% 6/02/28 BB 1,475,804
388 Perrigo Investments, LLC,
Term Loan B
7.332% SOFR30A 2.350% 4/05/29 BB+ 386,775
Total Pharmaceuticals 8,296,913
Professional Services - 2.9% (1.8% of Total Investments)
281 CHG Healthcare Services
Inc., Term Loan
8.275% 1-Month LIBOR 3.250% 9/30/28 B1 279,427
903 Creative Artists Agency, LLC ,
Term Loan B , (DD1)
8.482% SOFR30A 3.500% 11/16/28 B+ 902,251
1,269 Dun & Bradstreet
Corporation (The), Term
Loan
8.268% 1-Month LIBOR 3.250% 2/08/26 BB+ 1,268,553
718 EAB Global, Inc., Term Loan 8.723% 1 + 3 Month
LIBOR
3.500% 8/16/28 B2 703,779
326 Physician Partners LLC, Term
Loan
9.048% SOFR90A 4.000% 2/01/29 B 309,449
1,023 Travelport Finance
(Luxembourg) S.a.r.l., Term
Loan , (cash 3.500%, PIK
6.500%)
6.525% 1-Month LIBOR 1.500% 2/28/25 B- 1,037,373
1,478 Verscend Holding Corp.,
Term Loan B
9.025% 1-Month LIBOR 4.000% 8/27/25 BB- 1,478,824
Total Professional Services 5,979,656
Real Estate Management & Development - 0.5% (0.3% of Total Investments)
556 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan
8.332% SOFR30A 3.250% 1/31/30 BB 539,268
441 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
7.775% 1-Month LIBOR 2.750% 8/21/25 BB 433,635
Total Real Estate Management & Development 972,903
Semiconductors & Semiconductor Equipment - 0.2% (0.1% of Total Investments)
562 Bright Bidco B.V., Term Loan 6.068% SOFR90A 1.000% 10/31/27 B- 357,720
Total Semiconductors & Semiconductor Equipment 357,720
Software - 17.5% (10.5% of Total Investments)
263 Apttus Corporation, Term
Loan
9.523% 3-Month LIBOR 4.250% 5/06/28 BB 257,139
1,223 Avaya, Inc., Term Loan 12.890% TSFR1M 8.000% 8/15/23 N/R 1,266,059
319 Avaya, Inc., Term Loan 12.528% TSFR3M 7.500% 8/01/28 N/R 318,839
165 Avaya, Inc., Term Loan 14.827% SOFR30A 10.000% 12/15/27 D 40,662
2,563 Banff Merger Sub Inc, Term
Loan
8.775% 1-Month LIBOR 3.750% 10/02/25 B2 2,535,772

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Software (continued)
$ 376 Camelot U.S. Acquisition
LLC, Term Loan B
8.025% 1-Month LIBOR 3.000% 10/31/26 B+ $ 375,914
318 Camelot U.S. Acquisition
LLC, Term Loan B
8.025% 1-Month LIBOR 3.000% 10/31/26 B+ 318,367
247 CCC Intelligent Solutions
Inc., Term Loan B
7.275% 1-Month LIBOR 2.250% 9/21/28 B+ 246,165
1,112 CDK Global, Inc., Term Loan
B
9.148% SOFR90A 4.250% 6/09/29 B+ 1,112,507
1,139 Ceridian HCM Holding Inc.,
Term Loan B
7.525% 1-Month LIBOR 2.500% 4/30/25 Ba3 1,138,308
1,493 DTI Holdco, Inc., Term Loan 9.795% SOFR90A 4.750% 4/21/29 B2 1,386,159
2,900 Epicor Software Corporation,
Term Loan , (DD1)
8.275% 1-Month LIBOR 3.250% 7/31/27 B2 2,867,945
2,581 Finastra USA, Inc., Term
Loan, First Lien
8.655% 2-Month LIBOR 3.500% 6/13/24 B 2,466,382
2,349 Greeneden U.S. Holdings II,
LLC, Term Loan B4
9.025% 1-Month LIBOR 4.000% 12/01/27 B2 2,330,998
232 Greenway Health, LLC, Term
Loan, First Lien
8.960% 3-Month LIBOR 3.750% 2/16/24 Caa1 174,449
2,178 Informatica LLC, Term Loan B 7.813% 1-Month LIBOR 2.750% 10/14/28 BB- 2,175,822
427 iQor US Inc., Second Out
Term Loan
12.525% 1-Month LIBOR 7.500% 11/19/25 CCC+ 320,866
880 McAfee, LLC, Term Loan B 8.653% SOFR30A 3.750% 2/03/29 BB+ 831,680
2,223 NortonLifeLock Inc., Term
Loan B
7.082% SOFR30A 2.000% 1/28/29 BBB- 2,201,909
3,117 Open Text Corporation,
Term Loan B , (DD1)
8.582% SOFR30A 3.500% 8/25/29 BBB- 3,119,136
245 Project Ruby Ultimate Parent
Corp., Term Loan
8.347% 1-Month LIBOR 3.250% 3/10/28 B 237,879
690 Proofpoint, Inc., Term Loan,
First Lien
8.275% 1-Month LIBOR 3.250% 8/31/28 BB- 676,316
405 Quartz Acquireco LLC, Term
Loan , (WI/DD)
TBD TBD TBD TBD BB+ 403,734
59 RealPage, Inc, Term Loan,
First Lien
8.025% 1-Month LIBOR 3.000% 4/22/28 B+ 57,716
1,251 Sophia, L.P., Term Loan B 8.659% 3-Month LIBOR 3.500% 10/07/27 B2 1,236,754
790 SS&C European Holdings
Sarl, Term Loan B4
6.775% 1-Month LIBOR 1.750% 4/16/25 BB+ 789,554
890 SS&C Technologies Inc.,
Term Loan B3
6.775% 1-Month LIBOR 1.750% 4/16/25 BB+ 889,574
163 SS&C Technologies Inc.,
Term Loan B6
7.332% SOFR30A 2.250% 3/22/29 BB+ 162,855
246 SS&C Technologies Inc.,
Term Loan B7
7.332% SOFR30A 2.250% 3/22/29 BB+ 245,419
1,111 Ultimate Software Group Inc
(The), Term Loan
8.271% SOFR90A 3.250% 5/03/26 B1 1,083,294
483 Ultimate Software Group Inc
(The), Term Loan B
8.895% SOFR90A 3.750% 5/03/26 B1 475,427
560 Vision Solutions, Inc., Term
Loan
9.255% 3-Month LIBOR 4.000% 5/28/28 B2 499,697
2,196 Zelis Healthcare Corporation,
Term Loan
8.525% 1-Month LIBOR 3.500% 9/30/26 B 2,188,935
1,261 ZoomInfo LLC, Term Loan B 7.832% SOFR30A 2.750% 2/01/30 Ba1 1,264,884
Total Software 35,697,116
Specialty Retail - 4.8% (2.9% of Total Investments)
243 Academy, Ltd., Term Loan 8.598% 1-Month LIBOR 3.750% 11/06/27 BB 242,955
1,141 Avis Budget Car Rental, LLC,
Term Loan B
6.847% SOFR30A 1.750% 8/06/27 BB+ 1,133,408
614 Avis Budget Car Rental, LLC,
Term Loan C
8.582% SOFR30A 3.500% 3/15/29 BB+ 615,439

Nuveen Senior Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NSL
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Specialty Retail (continued)
$ 390 Belron Finance US LLC, Term
Loan
7.832% SOFR90A 2.750% 4/06/29 Ba2 $ 389,756
168 Driven Holdings, LLC, Term
Loan B
7.953% 1-Month LIBOR 3.000% 12/17/28 B3 165,355
906 Jo-Ann Stores, Inc., Term
Loan B1
10.018% 3-Month LIBOR 4.750% 6/30/28 CCC+ 500,034
867 LBM Acquisition LLC, Term
Loan B
8.775% 1-Month LIBOR 3.750% 12/18/27 B+ 807,650
321 Les Schwab Tire Centers,
Term Loan B
8.064% 3-Month LIBOR 3.250% 11/02/27 B 320,281
3,930 PetSmart, Inc., Term Loan B 8.832% SOFR30A 3.750% 2/12/28 BB 3,917,719
888 Restoration Hardware, Inc.,
Term Loan B
7.525% 1-Month LIBOR 2.500% 10/15/28 BB- 825,370
212 SRS Distribution Inc., Term
Loan
8.471% SOFR30A 3.500% 6/04/28 B- 203,113
302 Staples, Inc., Term Loan 9.814% 3-Month LIBOR 5.000% 4/12/26 B 273,665
509 Wand NewCo 3, Inc., Term
Loan
7.775% 1-Month LIBOR 2.750% 2/05/26 B2 499,716
Total Specialty Retail 9,894,461
Technology Hardware, Storage & Peripherals - 0.2% (0.1% of Total Investments)
479 NCR Corporation, Term Loan 7.780% 3-Month LIBOR 2.500% 8/28/26 BB+ 472,751
Total Technology Hardware, Storage & Peripherals 472,751
Textiles, Apparel & Luxury Goods - 0.4% (0.3% of Total Investments)
761 Birkenstock GmbH & Co. KG,
Term Loan B
8.064% 3-Month LIBOR 3.250% 4/28/28 BB- 755,727
149 New Trojan Parent, Inc., Term
Loan, First Lien
8.236% 1-Month LIBOR 3.250% 1/06/28 B- 101,298
Total Textiles, Apparel & Luxury Goods 857,025
Trading Companies & Distributors - 0.8% (0.5% of Total Investments)
983 Core & Main LP, Term Loan B 7.644% SOFR30A +
SOFR90A
2.500% 6/10/28 B+ 977,956
578 Resideo Funding Inc., Term
Loan
7.180% 1 + 2 + 3
Month LIBOR
2.250% 2/12/28 BBB- 577,570
Total Trading Companies & Distributors 1,555,526
Transportation Infrastructure - 0.7% (0.4% of Total Investments)
1,103 Brown Group Holding, LLC,
Term Loan B
7.582% SOFR30A 2.500% 4/22/28 B+ 1,081,590
398 Brown Group Holding, LLC,
Term Loan B2
8.764% SOFR30A 3.750% 6/09/29 B+ 396,617
Total Transportation Infrastructure 1,478,207
Wireless Telecommunication Services - 1.1% (0.7% of Total Investments)
737 GOGO Intermediate
Holdings LLC, Term Loan B
8.847% SOFR30A 3.750% 4/30/28 B+ 731,743
1,590 Intelsat Jackson Holdings
S.A., Term Loan B
9.082% SOFR90A 4.250% 1/27/29 BB+ 1,572,278
Total Wireless Telecommunication Services 2,304,021
Total Variable Rate Senior Loan Interests (cost $291,741,414) 277,218,832

Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
X 49,384,481 CORPORATE BONDS - 24.2% (14.6% of Total Investments)
X 49,384,481
Aerospace & Defense - 0.3% (0.2% of Total Investments)
$ 757 TransDigm Inc 4.625% 1/15/29 B- $ 685,085
Total Aerospace & Defense 685,085
Automobile Components - 0.5% (0.3% of Total Investments)
1,105 Adient Global Holdings Ltd, 144A 4.875% 8/15/26 BB- 1,061,725
Total Automobile Components 1,061,725
Chemicals - 1.1% (0.7% of Total Investments)
1,000 Celanese US Holdings LLC 5.900% 7/05/24 BBB- 1,001,102
522 Rayonier AM Products Inc, 144A 7.625% 1/15/26 B+ 464,580
899 Trinseo Materials Operating SCA / Trinseo Materials
Finance Inc, 144A
5.375% 9/01/25 B2 753,470
Total Chemicals 2,219,152
Commercial Services & Supplies - 1.0% (0.6% of Total Investments)
780 Prime Security Services Borrower LLC / Prime Finance
Inc, 144A
6.250% 1/15/28 B- 730,498
575 Prime Security Services Borrower LLC / Prime Finance
Inc, 144A
5.750% 4/15/26 BB- 570,666
750 Prime Security Services Borrower LLC / Prime Finance
Inc, 144A
3.375% 8/31/27 BB- 670,234
Total Commercial Services & Supplies 1,971,398
Communications Equipment - 1.4% (0.8% of Total Investments)
4,785 Avaya Inc, 144A (5),(7) 6.125% 9/15/28 D 1,268,025
485 Commscope Inc, 144A 7.125% 7/01/28 CCC+ 347,987
505 Commscope Inc, 144A 4.750% 9/01/29 B1 407,811
750 Commscope Inc, 144A 8.250% 3/01/27 CCC+ 579,838
400 CommScope Technologies LLC, 144A 5.000% 3/15/27 CCC+ 276,344
Total Communications Equipment 2,880,005
Containers & Packaging - 0.1% (0.1% of Total Investments)
300 Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen
Group Issuer LLC, 144A
4.375% 9/30/28 B+ 264,183
Total Containers & Packaging 264,183
Diversified Telecommunication Services - 1.1% (0.7% of Total Investments)
1,540 Frontier Communications Holdings LLC, 144A 5.875% 10/15/27 BB+ 1,417,546
506 Frontier Communications Holdings LLC, 144A 6.000% 1/15/30 BB- 387,046
340 Frontier Communications Holdings LLC, 144A 5.000% 5/01/28 BB+ 298,558
250 Frontier Communications Holdings LLC 5.875% 11/01/29 CCC+ 190,150
Total Diversified Telecommunication Services 2,293,300
Electric Utilities - 1.2% (0.7% of Total Investments)
1,735 Bruce Mansfield Unit 1 2007 Pass Through Trust (5) 6.850% 6/01/34 N/R 17
490 Pacific Gas and Electric Co 4.550% 7/01/30 BBB 455,366
1,191 PG&E Corp 5.000% 7/01/28 BB+ 1,120,693
800 Talen Energy Supply LLC, 144A (5) 7.250% 5/15/27 N/R 832,000
Total Electric Utilities 2,408,076
Energy Equipment & Services - 1.5% (0.9% of Total Investments)
1,000 Shelf Drilling Holdings Ltd, 144A 8.875% 11/15/24 B1 1,000,000
500 Shelf Drilling Holdings Ltd, 144A 8.250% 2/15/25 CCC+ 455,000
500 Transocean Inc, 144A 11.500% 1/30/27 CCC+ 511,740
1,000 Weatherford International Ltd, 144A 8.625% 4/30/30 B 1,018,620
Total Energy Equipment & Services 2,985,360

Nuveen Senior Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NSL
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (4) Value
Entertainment - 0.9% (0.6% of Total Investments)
$ 2,586 AMC Entertainment Holdings Inc, (cash 10.000%, PIK
12.000%), 144A , (cash 10.000%, PIK 12.000%)
10.000% 6/15/26 CCC- $ 1,746,261
1,285 Diamond Sports Group LLC / Diamond Sports Finance
Co, 144A (5)
5.375% 8/15/26 N/R 86,738
1,775 Diamond Sports Group LLC / Diamond Sports Finance
Co, 144A (5)
6.625% 8/15/27 N/R 53,250
Total Entertainment 1,886,249
Health Care Equipment & Supplies - 0.2% (0.1% of Total Investments)
505 Mozart Debt Merger Sub Inc, 144A 3.875% 4/01/29 BB- 441,851
Total Health Care Equipment & Supplies 441,851
Health Care Providers & Services - 1.1% (0.7% of Total Investments)
65 HCA Inc 5.375% 2/01/25 BBB- 65,032
830 Select Medical Corp, 144A 6.250% 8/15/26 B- 812,930
1,100 Tenet Healthcare Corp 6.125% 10/01/28 B+ 1,067,229
302 Tenet Healthcare Corp 4.875% 1/01/26 BB- 297,427
Total Health Care Providers & Services 2,242,618
Hotels, Restaurants & Leisure - 1.7% (1.0% of Total Investments)
302 1011778 BC ULC / New Red Finance Inc, 144A 3.500% 2/15/29 BB+ 271,469
1,562 BC ULC / New Red Finance Inc, 144A 4.000% 10/15/30 B+ 1,363,597
398 Caesars Entertainment Inc, 144A 6.250% 7/01/25 Ba3 398,486
500 Carnival Corp, 144A 10.500% 2/01/26 BB- 521,962
495 Carnival Holdings Bermuda Ltd, 144A 10.375% 5/01/28 B+ 532,167
302 Life Time Inc, 144A 5.750% 1/15/26 B+ 294,913
Total Hotels, Restaurants & Leisure 3,382,594
Independent Power Producers & Energy Traders - 0.7% (0.4% of Total Investments)
984 Talen Energy Supply LLC, 144A (5) 7.625% 6/01/28 N/R 1,028,280
450 Ziggo Bond Co BV, 144A 6.000% 1/15/27 B- 426,923
Total Independent Power Producers & Energy Traders 1,455,203
Insurance - 0.2% (0.1% of Total Investments)
305 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
6.750% 4/15/28 B2 304,614
155 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
4.250% 10/15/27 B 141,910
Total Insurance 446,524
Interactive Media & Services - 0.2% (0.1% of Total Investments)
1,107 Rackspace Technology Global Inc, 144A 3.500% 2/15/28 B- 459,405
Total Interactive Media & Services 459,405
Internet Software & Services - 0.3% (0.2% of Total Investments)
2,638 Rackspace Technology Global Inc, 144A 5.375% 12/01/28 CCC+ 625,998
Total Internet Software & Services 625,998
Media - 3.0% (1.8% of Total Investments)
2,200 Charter Communications Operating LLC / Charter
Communications Operating Capital
3.500% 3/01/42 BBB- 1,485,618
2,123 CSC Holdings LLC, 144A 3.375% 2/15/31 B1 1,458,937
1,380 iHeartCommunications Inc, 144A 5.250% 8/15/27 BB- 1,089,964
4 iHeartCommunications Inc 6.375% 5/01/26 BB- 3,312
230 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 BB+ 196,997
691 McGraw-Hill Education Inc, 144A 5.750% 8/01/28 BB+ 613,758
1,508 VZ Secured Financing BV, 144A 5.000% 1/15/32 BB 1,258,454
Total Media 6,107,040

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (4) Value
Metals & Mining - 0.2% (0.1% of Total Investments)
$ 485 First Quantum Minerals Ltd, 144A 6.875% 10/15/27 B+ $ 470,862
Total Metals & Mining 470,862
Oil, Gas & Consumable Fuels - 3.1% (1.8% of Total Investments)
500 Calumet Specialty Products Partners LP / Calumet
Finance Corp, 144A
8.125% 1/15/27 B- 483,910
1,715 Citgo Holding Inc, 144A 9.250% 8/01/24 B+ 1,727,400
595 Citgo Petroleum Corp, 144A 7.000% 6/15/25 BB 592,025
302 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.250% 11/01/28 BB+ 289,241
302 MEG Energy Corp, 144A 5.875% 2/01/29 BB- 289,955
1,417 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 B+ 1,358,634
250 NGL Energy Partners LP / NGL Energy Finance Corp 6.125% 3/01/25 CCC 230,920
250 NGL Energy Partners LP / NGL Energy Finance Corp 7.500% 4/15/26 CCC 224,520
1,125 PBF Holding Co LLC / PBF Finance Corp 6.000% 2/15/28 BB 1,034,831
Total Oil, Gas & Consumable Fuels 6,231,436
Passenger Airlines - 1.0% (0.6% of Total Investments)
750 American Airlines Inc, 144A 11.750% 7/15/25 Ba3 825,044
505 Delta Air Lines Inc 3.750% 10/28/29 Baa3 451,714
302 United Airlines Inc, 144A 4.375% 4/15/26 Ba1 288,416
398 United Airlines Inc, 144A 4.625% 4/15/29 Ba1 360,201
Total Passenger Airlines 1,925,375
Pharmaceuticals - 0.2% (0.1% of Total Investments)
430 ORGANON & CO/ORG, 144A 5.125% 4/30/31 BB- 383,149
Total Pharmaceuticals 383,149
Specialized Reits - 0.5% (0.3% of Total Investments)
1,650 American Tower Corp 2.950% 1/15/51 BBB+ 1,062,864
Total Specialized Reits 1,062,864
Specialty Retail - 1.6% (1.0% of Total Investments)
2,410 Hertz Corp/The, 144A 4.625% 12/01/26 B+ 2,170,591
1,010 Michaels Cos Inc/The, 144A 7.875% 5/01/29 CCC 677,064
290 PetSmart Inc / PetSmart Finance Corp, 144A 4.750% 2/15/28 BB 274,093
125 PetSmart Inc / PetSmart Finance Corp, 144A 7.750% 2/15/29 B- 123,266
Total Specialty Retail 3,245,014
Wireless Telecommunication Services - 1.1% (0.7% of Total Investments)
1,305 Vmed O2 UK Financing I PLC, 144A 4.250% 1/31/31 BB+ 1,081,734
1,371 Vmed O2 UK Financing I PLC, 144A 4.750% 7/15/31 BB+ 1,168,281
Total Wireless Telecommunication Services 2,250,015
Total Corporate Bonds (cost $55,773,434) 49,384,481
Shares Description (1) Value
X 9,587,211 COMMON STOCKS - 4.7% (2.8% of Total Investments)
X 9,587,211
Banks - 0.0% (0.0% of Total Investments)
15,167 iQor US Inc (8) $ 5,688
Total Banks 5,688
Broadline Retail - 0.0% (0.0% of Total Investments)
148 Belk Inc (7),(8) 1,184
Total Broadline Retail 1,184

Nuveen Senior Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NSL
Shares Description (1) Value
Chemicals - 0.0% (0.0% of Total Investments)
20 LyondellBasell Industries NV, Class A $ 1,892
Total Chemicals 1,892
Communications Equipment - 0.1% (0.0% of Total Investments)
9,071 Windstream Services PE LLC (8) 92,978
Total Communications Equipment 92,978
Construction & Engineering - 0.0% (0.0% of Total Investments)
1,797 TNT Crane & Rigging Inc (8) 359
1,013 TNT Crane & Rigging Inc (8) 6,754
Total Construction & Engineering 7,113
Diversified Consumer Services - 0.1% (0.0% of Total Investments)
12,578 Cengage Learning Holdings II Inc (8) 135,214
Total Diversified Consumer Services 135,214
Diversified Telecommunication Services - 0.0% (0.0% of Total Investments)
8,135 Windstream Services PE LLC (8) 83,384
Total Diversified Telecommunication Services 83,384
Energy Equipment & Services - 2.4% (1.5% of Total Investments)
33,080 Quarternorth Energy Holding Inc (8) 4,576,056
40,007 Transocean Ltd (8) 236,041
5,623 Vantage Drilling International (8) 92,077
Total Energy Equipment & Services 4,904,174
Health Care Equipment & Supplies - 0.1% (0.0% of Total Investments)
28,622 Onex Carestream Finance LP (8) 100,177
Total Health Care Equipment & Supplies 100,177
Health Care Providers & Services - 0.0% (0.0% of Total Investments)
35,750 Millennium Health LLC (7),(8) 5,112
33,563 Millennium Health LLC (7),(8) 1,443
Total Health Care Providers & Services 6,555
Hotels, Restaurants & Leisure - 0.0% (0.0% of Total Investments)
55,426 24 Hour Fitness Worldwide Inc (8) 277
116,526 24 Hour Fitness Worldwide Inc (8) 699
Total Hotels, Restaurants & Leisure 976
Independent Power and Renewable Electricity Producers - 1.4% (0.9% of Total Investments)
37,457 Energy Harbor Corp (8),(9) 2,906,026
Total Independent Power and Renewable Electricity Producers 2,906,026
Marine Transportation - 0.0% (0.0% of Total Investments)
430 American Commercial Barge Line Holding Corp (8) 12,040
Total Marine Transportation 12,040
Media - 0.0% (0.0% of Total Investments)
5,388 Catalina Marketing Corp (7),(8) 5
4 Cumulus Media Inc, Class A (8) 14
775,233 Hibu plc (7),(8) –
Total Media 19

Shares Description (1) Value
Oil, Gas & Consumable Fuels - 0.6% (0.4% of Total Investments)
4,261 California Resources Corp $ 172,571
7,189 Chord Energy Corp 1,023,210
160 Quarternorth Energy Holding Inc (8) 22,133
Total Oil, Gas & Consumable Fuels 1,217,914
Professional Services - 0.0% (0.0% of Total Investments)
48,296 Skillsoft Corp (8) 59,404
Total Professional Services 59,404
Semiconductors & Semiconductor Equipment - 0.0% (0.0% of Total Investments)
10,899 Bright Bidco BV (7),(8) 28,535
7,979 Bright Bidco BV (8) 23,938
Total Semiconductors & Semiconductor Equipment 52,473
Total Common Stocks (cost $14,178,899) 9,587,211
Shares Description (1) Value
X 2,395,798 WARRANTS - 1.2% (0.7% of Total Investments)
X 2,395,798
Energy Equipment & Services - 1.1% (0.7% of Total Investments)
14,599 Quarternorth Energy Holding Inc $ 2,019,523
22,626 Quarternorth Energy Holding Inc 158,382
11,748 Quarternorth Energy Holding Inc 105,732
Total Energy Equipment & Services 2,283,637
Entertainment - 0.0% (0.0% of Total Investments)
102,295 Cineworld Warrant –
Total Entertainment –
Marine Transportation - 0.1% (0.0% of Total Investments)
1,682 American Commercial Barge Line Holding Corp 37,004
1,279 American Commercial Barge Line Holding Corp 51,160
452 American Commercial Barge Line Holding Corp 12,656
18,502 American Commercial Barge Line LLC (7) 4,626
14,069 American Commercial Barge Line LLC (7) 4,924
Total Marine Transportation 110,370
Oil, Gas & Consumable Fuels - 0.0% (0.0% of Total Investments)
188 California Resources Corp 1,790
Total Oil, Gas & Consumable Fuels 1,790
Wireless Telecommunication Services - 0.0% (0.0% of Total Investments)
1 Intelsat SA/Luxembourg 1
Total Wireless Telecommunication Services 1
Total Warrants (cost $419,825) 2,395,798
Shares Description (1) Coupon Ratings (4) Value
108,127 CONVERTIBLE PREFERRED SECURITIES - 0.0% (0.0% of Total Investments)
X 108,127
Communications Equipment - 0.0% (0.0% of Total Investments)
8,660 Riverbed Technology Inc 0.000% N/R $ 87
Total Communications Equipment 87

Nuveen Senior Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NSL
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares   Description (1) Coupon Ratings (4) Value
Marine Transportation - 0.0% (0.0% of Total Investments)
1,821 American Commercial Barge Line Holding Corp 0.000% N/R $ 72,840
1,600 American Commercial Barge Line Holding Corp 0.000% N/R 35,200
Total Marine Transportation 108,040
Total Convertible Preferred Securities (cost $247,327) 108,127
Total Long-Term Investments (cost $362,360,899) 338,694,449
Borrowings - (44.0)% (10),(11) (89,800,000)
TFP Shares, Net - (19.4)%(12) (39,650,208)
Other Assets & Liabilities, Net -  (2.5)% (5,149,289)
Net Assets Applicable to Common Shares - 100% $ 204,094,952
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Variable Rate Senior Loan Interests $ – $ 277,218,832 $ – $ 277,218,832
Corporate Bonds – 48,116,456 1,268,025 49,384,481
Common Stocks 1,493,132 8,057,800 36,279 9,587,211
Warrants 1,790 2,384,458 9,550 2,395,798
Convertible Preferred Securities – 108,127 – 108,127
Total
$ 1,494,922 $ 335,885,673 $ 1,313,854 $ 338,694,449
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(7) For fair value measurement disclosure purposes, investment classified as Level 3.
(8) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(9) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1
2007 Pass-Through Trust. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy
Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the second half of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(10) Borrowings as a percentage of Total Investments is 26.5%.
(11) The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(12) TFP Shares, Net as a percentage of Total Investments is 11.7%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1 Portion of investment purchased on a delayed delivery basis.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
REIT Real Estate Investment Trust
SOFR
180A 180 Day Average Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD Purchased on a when-issued or delayed delivery basis.